Label	Element	Value
AdvisorShares Pure Cannabis ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AdvisorShares PURE CANNABIS ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVISORSHARES TRUST

AdvisorShares PURE CANNABIS ETF
NYSE A
rca
t
icker
: YOLO

Supplement dated November 24, 2021 to the
Summary Prospectus and Prospectus dated November 1, 2021

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus for the AdvisorShares Pure Cannabis ETF (the “Fund”) and should be read in conjunction with those documents.

Effective immediately, to gain additional exposure to
cannabis investments, the Fund will invest in the AdvisorShares Pure US Cannabis ETF, an affiliated exchange-traded fund with substantially similar principal investment strategies. With respect to such investment, AdvisorShares Investments, LLC (the “Advisor”), the
Fund’s investment adviser, will contractually waive from the Fund’s advisory fee the amount of the affiliated fund’s advisory fee so that the Fund does not pay its advisory fee to the Advisor and indirectly pay a portion of the affiliated fund’s advisory fee to the Advisor. In addition, the following specific changes are made to the Fund’s Summary Prospectus and Prospectus:

•	Under “Principal Investment Strategies” on page 2, the second sentence of the first paragraph is replaced with the following:

The Fund primarily invests in (i) exchange-listed equity securities, including common and preferred stock, of mid- and small-capitalization companies, (ii) total return swaps intended to provide exposure to such U.S. and foreign securities, and (iii) an affiliated ETF that invests in such securities in the U.S. market and in total return swaps intended to provide exposure to such securities.

•	The following risk information is added under “Principal Risks of Investing in the Fund,” which begins on page 3:

ETF Investment Risk.
Through its investments in an affiliated ETF, the Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the securities held by an ETF could decrease. These risks include any combination of the risks described in this section (other than the foreign investment risk). Moreover, when the Fund invests in the ETF, in addition to directly bearing the expenses associated with its own operations, the Fund will bear the applicable pro
rata portion of the ETF’s expenses.

Supplement Closing [Text Block]	ck0001408970_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.